Consolidated Balance Sheet (Parenthetical) - $ / shares	Dec. 31, 2016	Dec. 31, 2015 [1]	Nov. 30, 2015
Statement of Financial Position [Abstract]
Common shares, par value (in dollars per share)	$ 0.1	$ 0.1	$ 5
Common shares outstanding (in shares)	24,114,232	24,114,232	241,142,651

[1]	Refer to "Note 27 - Restatement of previously issued financial statements".